Lease liabilities - Contractual maturities (Details) - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Disclosure of quantitative information about right-of-use assets [line items]
Carrying value	$ 380.6	$ 372.4
Total contractual cash flows	$ 705.1	698.9
Weighted average
Disclosure of quantitative information about right-of-use assets [line items]
Average remaining lease term	11 years
Within one year
Disclosure of quantitative information about right-of-use assets [line items]
Total contractual cash flows	$ 74.4	69.8
2-3 years
Disclosure of quantitative information about right-of-use assets [line items]
Total contractual cash flows	143.0	140.0
4-5 years
Disclosure of quantitative information about right-of-use assets [line items]
Total contractual cash flows	112.1	111.3
Over 5 years
Disclosure of quantitative information about right-of-use assets [line items]
Total contractual cash flows	$ 375.6	$ 377.8